CONSOLIDATED BALANCE SHEETS - USD ($)	Jan. 31, 2018	Jan. 31, 2017
CURRENT ASSETS
Deposits	$ 12,325
Total current assets	12,325
TOTAL ASSETS	12,325	0
CURRENT LIABILITIES
Accounts payable and accrued expenses	458,480	471,477
Accounts payable, related party	83,692	83,692
Advances payable	3,450	3,450
Bank overdraft		1,443
Current portion of convertible notes payable, net of discount of $224,861 and $112,323, respectively	146,708	54,385
Current portion of accrued interest payable	55,343	13,698
Total current liabilities	747,673	628,145
Convertible notes payable - non-current, net of discount of $50,800 and $278,882, respectively	17,185	28,815
Accrued interest payable	11,939	18,596
TOTAL LIABILITIES	776,797	675,556
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value; 480,000,000 shares authorized; 6,839,274 and 2,981,660 shares issued and outstanding at January 31, 2018 and January 31, 2017, respectively	6,839	2,982
Series E preferred stock, $0.001 par value; 20,000,000 shares authorized; 1,000,000 shares and 1,000,000 shares issued or outstanding at January 31, 2018 and January 31, 2017, respectively	1,000	1,000
Additional paid-in capital	5,661,911	5,235,652
Common stock payable
Accumulated deficit	(6,434,222)	(5,915,190)
Total stockholders' deficit	(764,472)	(675,556)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 12,325	$ 0